SCHEDULE OF EMPLOYEE BENEFIT PLANS (Details) - GNQ INSILICO INC [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Multiemployer Plan [Line Items]
Research and development expense	$ 200,254	$ 39,831	$ 347,933	$ 687,492
Total	8,939		12,557
Employee Benefit Plans [Member]
Multiemployer Plan [Line Items]
Capitalized to intangible assets under development	3,833		9,172
Research and development expense	3,221		1,713
Compensation expense	$ 1,885		$ 1,672